Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Other Assets

Other assets consist of the following:

	As of December 31,
	2019	2020
Current
Deposits	4,859	5,359
Prepayments	2,793	5,177
Loans receivable (Note)	-	1,400
VAT recoverable	353	1,088
Others	978	1,114
	8,983	14,138
Non-current
Rental deposits	109	468
Prepayment	-	99
	109	567